Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of lease investment and net lease investment
(c)	As of December 31, 2020 and 2021, the Company’s gross investment and net investment in the leases are as follows:

(in millions of Won)	2020		2021
Less than 1 year	￦	41,847	126
1 year - 3 years		47	—
Undiscounted lease payments		41,894	126
Unrealized interest income		(7)	—

Present value of minimum lease payment	￦	41,887	126

Other receivables [member]
Statement [LineItems]
Summary of Financial Assets
( a )	The details of other receivables as of December 31, 2020 and 2021, are as follows:

(in millions of Won)	2020		2021
Current
Loans	￦	258,735	331,692
Other accounts receivable		835,791	1,305,383
Accrued income		298,157	350,301
Deposits		82,884	130,011
Lease receivables		18,015	17,706
Others		68,198	63,568
Less: Allowance for doubtful accounts		(67,541)	(94,051)

	￦	1,494,239	2,104,610

Non-current
Loans	￦	798,287	884,990
Other accounts receivable		197,304	196,018
Accrued income		86,920	121,041
Deposits		284,588	390,971
Lease receivables		128,366	80,317
Less: Allowance for doubtful accounts		(299,503)	(258,194)

	￦	1,195,962	1,415,143

Summary of lease investment and net lease investment

( c )	As of December 31, 2021, total and net lease investments in the leases are as follows:

(in millions of Won)	2020		2021
Less than 1 year	￦	70,378	68,782
1 year - 3 years		101,049	55,270
3 years - 5 years		28,922	5,388
Over 5 years		9,969	52,634

Undiscounted lease payments		210,318	182,074
Unrealized interest income		(13,754)	(5,000)

Present value of minimum lease payment	￦	196,564	177,074

Others [member]
Statement [LineItems]
Summary of Financial Assets
Other financial assets as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020		2021
Current
Derivatives assets	￦	99,324	66,558
Debt securities		154,154	157,895
Deposit instruments(*1,2)		2,322,327	2,709,171
Short-term financial instruments(*2)		9,133,404	10,514,093

	￦	11,709,209	13,447,717

Non-current
Derivatives assets	￦	18,551	182,538
Equity securities(*3)		1,120,968	1,466,061
Debt securities		20,260	3,968
Other securities(*3)		364,404	430,998
Deposit instruments(*2)		37,624	36,109

	￦	1,561,807	2,119,674

(*1)	As of December 31, 202 0 and 202 1 , ￦ 4,881 million and ￦ 4,314 million, respectively, are restricted in use for a government project.
(*2)	As of December 31, 2020 and 2021, financial instruments amounting to ￦ 46,855 million and ￦ 83,738 million, respectively, are restricted in use for financial arrangements, pledge and others.
(*3)	As of December 31, 2020 and 2021, ￦ 113,674 million and ￦ 189,198 million of equity and other securities, respectively, have been provided as collateral for borrowings, construction projects and others.

Trade accounts and notes receivables, net [member]
Statement [LineItems]
Summary of Financial Assets

(in millions of Won)	2020		2021
Current
Trade accounts and notes receivable	￦	7,468,622	9,266,729
Finance lease receivables		41,841	126
Unbilled due from customers for contract work		941,793	1,027,039
Less: Allowance for doubtful accounts		(342,017)	(314,955)

	￦	8,110,239	9,978,939

Non-current
Trade accounts and notes receivable	￦	131,010	113,370
Finance lease receivables		46	—
Less: Allowance for doubtful accounts		(44,633)	(50,165)

	￦	86,423	63,205

Finance lease receivables [member]
Statement [LineItems]
Summary of Financial Assets

(in millions of Won)
Customer	Leased Items	2020		2021
Officers and employees	Songdo apartment rental contract	￦	41,624	75
ZHAOHUUI PROSPERITY INT’L LTD	Office Rental		263	51

		￦	41,887	126

Lease receivables [member]
Statement [LineItems]
Summary of Financial Assets

(in millions of Won)
Customer	Leased items	2020		2021
HEUNG-A SHIPPING CO., LTD., HEUNG-A LINE CO., LTD., MSC	6 Container Ships, 4 Tankers	￦	166,077	153,395
KOGAS, ONGC Videsh Limited, GAIL(India) Limited, Myanmar Oil and Gas Enterprise	Helicopter, Ship, Office, Jetty		30,487	23,679

		￦	196,564	177,074